PROVISION FOR EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2025
PROVISION FOR EMPLOYEE BENEFITS
Summary of short term provision for employee benefits

	2025	2024

Provision for personnel bonus	561,613	531,151
Provision for unused vacation	289,063	152,269
Cash-settled share-based payment liabilities	165,962	—

	1,016,638	683,420

Summary of movements in short term provision for employee benefits

		Current	Paid
	1 January	year	during	Monetary	31 December
	2025	Charge	the year	gain	2025

Personnel bonus (*)	531,151	617,491	(505,700)	(81,329)	561,613
Unused vacation	152,269	213,113	(22,500)	(53,819)	289,063
Cash-settled share-based payment liabilities	—	215,093	—	(49,131)	165,962

	683,420	1,045,697	(528,200)	(184,279)	1,016,638

		Current	Paid
	1 January	year	during	Monetary	31 December
	2024	charge	the year	gain	2024

Personnel bonus (*)	380,894	600,824	(356,966)	(93,601)	531,151
Unused vacation	166,034	54,598	(11,599)	(56,764)	152,269

	546,928	655,422	(368,565)	(150,365)	683,420

(*)Personnel bonus provision related to direct employee costs amounting to TRY149,239 thousand is capitalized as part of the website development costs for the year ended 31 December 2025 (2024: TRY146,352 thousand).

Summary of long term provision for employee benefits

	2025	2024

Provision for post-employment benefits	188,703	201,287
Cash-settled share-based payment liabilities	74,240	—

	262,943	201,287

Summary of actuarial assumptions used in the calculation of the total liability

	2025	2024

Discount rate (%)	4.00	3.00
Probability of retirement (%)	69.80	74.65

Scheduled vesting of outstanding share-based payment awards (restricted stock units)

	2025	2024
2025	—	1,792,403
2026	73,163	653,423
2027	546,085	41,128

Total	619,248	2,486,954

Cash-settled share-based payments
PROVISION FOR EMPLOYEE BENEFITS
Summary of movements in long term provision for employee benefits

	1 January	Current year	Paid during	Monetary	31 December
	2025	charge	the year	gain	2025

Cash-settled share-based payment liabilities	—	96,218	—	(21,978)	74,240

	—	96,218	—	(21,978)	74,240

Summary of movement in liability recognised for cash-settled share-based payment arrangements

	2025	2024
At 1 January	—	—
Liability recognized upon modification of equity-settled awards	879,887	—
Cash payments	(708,548)	—
Service cost recognized during the year	139,976	—
Monetary gain	(71,113)	—

At 31 December	240,202	—

Post-employment benefits
PROVISION FOR EMPLOYEE BENEFITS
Summary of movements in long term provision for employee benefits

	2025	2024

At 1 January	201,287	197,075
Charge for the year	61,086	63,157
Interest cost	41,483	28,147
Actuarial losses	4,965	28,890
Payments during the year	(64,073)	(46,289)
Monetary gain	(56,045)	(69,693)

At 31 December	188,703	201,287

Equity-settled share-based payments
PROVISION FOR EMPLOYEE BENEFITS
Summary of movement in equity-settled share-based payment awards

	Number of	Weighted average
	ordinary shares	grant date fair value
Outstanding as of 31 December 2024	2,486,954	579.24

Units granted	—	—
Units vested	(982,837)	77.61
Units forfeited (vested)	(95,697)	21.95
Units modified to cash-settled	(1,408,420)	1,077

Outstanding as of 31 December 2025	—	—

	Number of	Weighted average
	ordinary shares	grant date fair value
Outstanding as of 31 December 2023	2,835,380	425.06

Units granted	2,367,881	128.72
Units vested	(2,632,362)	89.41
Units forfeited (vested)	(83,945)	57.81

Outstanding as of 31 December 2024	2,486,954	579.24